Matthews Asia Innovators Fund Investment Strategy - Matthews Asia Innovators Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Matthews Asia Innovators Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in Asia that Matthews believes are innovators in their products, services, processes, business models, management, use of technology, or approach to creating, expanding or servicing their markets. Asia consists of all countries and markets in Asia, and includes developed, emerging, and frontier countries and markets in the Asian region. Certain emerging market countries may also be classified as “frontier” market countries, which are a subset of emerging market countries with newer or even less developed economies and markets, such as Sri Lanka and Vietnam.Matthews seeks to invest in companies whose innovations may support durable growth and business resilience across market cycles. In identifying innovators, Matthews expects to focus on companies that enable or adopt innovation to address significant structural challenges and have the potential to create long term shareholder value. Such companies may include innovation enablers—companies that provide the hardware, software, platforms, and systems that support technological advancements—as well as innovation adopters, companies that apply innovative technologies to enhance efficiency, differentiation, and growth across a wide range of industries. In evaluating potential investments, Matthews may consider how a company’s innovations address structural challenges and support long-term value creation.A company or other issuer is considered to be “located” in a country or a region, and a security or instrument is deemed to be an Asian (or specific country) security or instrument, if it has substantial ties to that country or region. Matthews currently makes that determination based primarily on one or more of the following criteria: (A) with respect to a company or issuer, whether (i) it is organized under the laws of that country or any country in that region; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) it has the primary trading markets for its securities in that country or region; (iv) it has its principal place of business in or is otherwise headquartered in that country or region; or (v) it is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region; and (B) with respect to an instrument or issue, whether (i) its issuer is headquartered or organized in that country or region; (ii) it is issued to finance a project that has at least 50% of its assets or operations in that country or region; (iii) it is at least 50% secured or backed by assets located in that country or region; (iv) it is a component of or its issuer is included the MSCI All Country Asia ex Japan Index, the Fund’s primary benchmark index; or (v) it is denominated in the currency of an Asian country and addresses at least one of the other above criteria. The term “located” and the associated criteria listed above have been defined in such a way that Matthews has latitude in determining whether an issuer should be included within a region or country. The Fund may also invest in depositary receipts, including American, European and Global Depositary Receipts.It is important to note that there are no universally agreed upon objective standards for assessing innovators. Innovative companies can be both old and new companies. Innovative companies can exist in any industries, old and new, and in any countries, emerging or developed. Companies perceived as innovators in one country or one industry might not be perceived as innovators in another country or another industry. For these reasons, the term innovators may be aspirational and tend to be stated broadly and applied flexibly.The Fund seeks to invest in companies capable of sustainable growth based on the fundamental characteristics of those companies, including balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health. The Fund may invest in companies of any size, including smaller size companies. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees. The implementation of the principal investment strategies of the Fund may result in a significant portion of the Fund’s assets being invested from time to time in one or more sectors, but the Fund may invest in companies in any sector. The implementation of the Fund’s principal investment strategies may also result in high portfolio turnover rates.The Fund has a fundamental policy to invest at least 25% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies that derive more than 50% of their revenues from the sale of products or services in science-and technology-related industries and services, which Matthews considers to be the following, among others: telecommunications, telecommunications equipment, computers, semiconductors, semiconductor capital equipment, networking, Internet and online service companies, media, office automation, server hardware producers, software companies (e.g., design, consumer and industrial), biotechnology and medical device technology companies, pharmaceuticals and companies involved in the distribution and servicing of these products.The Fund may invest in affiliated and unaffiliated ETFs, including the Matthews Asia Innovators Active ETF, a series of the Trust with a substantially similar investment strategy to the Fund, for cash equitization purposes, which allows the Fund to invest in a manner consistent with its investment strategy while managing daily cash flows, including purchases and redemptions by investors.